DEBT	12 Months Ended
Dec. 31, 2011
DEBT
DEBT

9. DEBT

        As of December 31, 2010 and 2011, borrowings outstanding included the following:

	December 31,
(in thousands)	2010	2011
Line of credit, $8.0 million limit, bears interest at an interest rate equal to the London InterBank Offer Rate plus 4%, interest rate was 4.3% at December 31, 2010	$5,500	$—
Term loan, bears interest at an interest rate equal to the greater of base rate (as defined) plus 6.0% or 10.25% at December 31, 2010, interest rate in effect was 10.25% at December 31, 2010. Interest-only payments through January 2010; thereafter, monthly interest and principal payments as described below. Net of unamortized discount of $70,164 at December 31, 2010	11,272	—
HCL-EMS contingent consideration, net of unamortized discount of $210 at December 31, 2011. Payable in annual installments starting January 2012, as described below	—	3,731
Deferred Telwares purchase price, net of unamortized discount of $162 at December 31, 2011. Payable in annual installments starting in March 2012, as described below	—	2,338
Deferred ProfitLine purchase price, net of unamortized discount of $318 at December 31, 2011. Payable in two installments starting in December 2012, as described below	—	8,682
Deferred InterNoded purchase price, net of unamortized discount of $0 at December 31, 2010	500	—
Capital lease and other obligations	850	1,443

Total notes payable	18,122	16,194

Less current portion	(6,345)	(7,904)

Notes payable, less current portion	$11,777	$8,290

Line of Credit

        In October 2010, the Company negotiated a line of credit of up to $6.0 million based upon 80% of the Company's eligible accounts receivable with JP Morgan Chase Bank, N.A. The line of credit bears interest at the London Inter Bank Offered Rate ("Libor") plus a 4.0% spread. On November 2, 2010, the Company borrowed $5.5 million of the line of credit. The Company used the proceeds to pay off the $5.0 million previously outstanding revolving line of credit and used $0.5 million for general corporate overhead purposes. In February 2011, the Company negotiated an increase in the line of credit of up to $8.0 million based upon 80% of the Company's eligible accounts receivable. In August 2011, upon the completion of the Company's initial public offering, the Company used a portion of the proceeds from the offering to pay all obligations under the line of credit, including the outstanding principal of $5.5 million and unpaid accrued interest of $15,702. In October 2011, the Company renewed the line of credit for one year, with the line of credit maturing in October 2012. The line of credit has a financial covenant relative to minimum cash balance requirements, and is secured by all of the Company's tangible and intangible property.

Term Loan

        In the first quarter of 2011, the Company borrowed $20.0 million pursuant to a new term loan with its existing bank in connection with the acquisitions of HCL-EMS and Telwares (the "New Term Loan"), as described in Note 4. $11.0 million of the proceeds of the New Term Loan were used to repay in full the outstanding principal balance of the ISG Term Loan, as defined below. The New Term Loan required interest-only payments through January 2012. Thereafter, monthly interest payments were to be accompanied by principal payments in the following amounts: (i) $350,000 commencing on February 1, 2012 through and including January 1, 2013; (ii) $400,000 from February 1, 2013 through and including January 1, 2014; (iii) $500,000 from February 1, 2014 through and including January 1, 2015; and (iv) $5,000,000 on February 1, 2015. The interest rate on the New Term Loan was base rate plus 6.25% payable monthly with an interest rate floor of 9.75%. The base rate was defined as the greater of (a) the highest prime rate in effect during the month or (b) the highest Libor rate in effect during such month plus 2.5% per annum or (c) the floor of 3.5% per annum. The Company also issued a warrant to purchase 625,000 shares of Series F redeemable convertible preferred stock ("Series F") to the bank at an exercise price of $1.1776 per share (equivalent to 177,456 shares of common stock at $4.1475 per share on a post-split, as converted-to-common basis). In August 2011, upon the completion of the Company's initial public offering, the Company used a portion of the proceeds from the offering to pay all obligations under the New Term Loan, including the outstanding principal of $20.0 million, a loan prepayment fee of $0.4 million and unpaid accrued interest of $0.2 million. Upon the repayment of the New Term Loan, the remaining unamortized debt discount of approximately $0.6 million and debt issuance costs of $0.1 million were expensed.

        In July 2008, the Company borrowed $14,250,000 pursuant to a term loan ("ISG Term Loan") with its existing bank in connection with the acquisition of Information Strategies Group ("ISG"). A previous term loan with the same bank with an outstanding principal balance of $2,152,778 was repaid from the proceeds of the ISG Term Loan. The ISG Term Loan required interest-only payments through January 2010. Thereafter, monthly interest payments were to b accompanied by principal payments in the following amounts: (i) $201,250 commencing on February 1, 2010 through and including July 1, 2010; (ii) $340,000 from August 1, 2010 through and including July 1, 2011; (iii) $491,000 from August 1, 2011 through and income July 1, 2012; and (iv) $3,561,500 on July 1, 2012. The interest rate on the ISG Term Loan is the defined prime rate plus 6.0% or 10.25%, whichever is greater. As further described in Note 10, the Company also issued a warrant to purchase 850,000 shares of Series F to the bank at an exercise price of $1.1776 per share (equivalent to 241,340 shares of common stock at $4.1475 per share on a post-split, as-converted basis). The ISG Term Loan had financial covenants relative to the attainment of defined quarterly EBITDA and minimum cash balance requirements, and was secured by all of the Company's physical assets and intellectual property. The Company was in compliance with all financial covenants related to the ISG Term Loan as of December 31, 2010.

Contingent HCL-EMS Consideration

        As described in Note 4, the purchase consideration for the acquisition of HCL-EMS includes deferred cash consideration. The deferred cash consideration includes contingent cash payments following each of the first and second anniversaries of the HCL-EMS Closing Date of January 25, 2011, pursuant to an earn-out formula based upon specified revenues from specified customers acquired from HCL-EMS. No interest accrues on the deferred cash consideration; however, the Company recorded imputed interest in the amount of $0.6 million based on the Company's weighted average cost of debt as of the date of the acquisition. The obligation to pay the deferred cash consideration is unsecured. The only adjustment to this balance in 2011 was the accretion of imputed interest.

Deferred Telwares Purchase Price

        As described in Note 4, the purchase consideration for the acquisition of Telwares includes deferred cash consideration. The deferred cash consideration includes payments of $1,250,000 on March 16, 2012 and $1,250,000 on March 16, 2013. No interest accrues on the deferred cash consideration; however, the Company recorded imputed interest in the amount of $0.3 million based on the Company's weighted average cost of debt as of the date of the acquisition. The obligation to pay the deferred cash consideration is unsecured.

Deferred ProfitLine Purchase Price

        As described in Note 4, the purchase consideration for the acquisition of ProfitLine includes deferred cash consideration. The deferred cash consideration includes payments of $9,000,000 in installments of $4,500,000 each on December 19, 2012 and June 19, 2013, subject to set-off rights of the Company and the surviving corporation with respect to indemnities given by the former stockholders of ProfitLine under the Merger Agreement. No interest accrues on the deferred cash consideration; however, the Company recorded imputed interest in the amount of $0.3 million based on the Company's weighted average cost of debt as of the date of the acquisition. The obligation to pay the deferred cash consideration is unsecured. Under the Merger Agreement, the Company is required to make an advance deposit into escrow of the deferred consideration under certain circumstances, including in the event that the Company's cash and cash equivalents, less bank and equivalent debt (which excludes capital lease obligations and deferred consideration payable in connection with acquisitions) is below $20,000,000 at any time prior to payment of the first $4,500,000 installment of deferred consideration, or $15,000,000 at any time after payment of the first and before payment of the second $4,500,000 installment of deferred consideration.

Deferred InterNoded Purchase Price

        The purchase consideration for the acquisition of InterNoded, Inc. ("InterNoded"), which the Company acquired in December 2008, included deferred cash payments. The deferred cash consideration included payments of $0.9 million made in January 2009 and $1.0 million made in January 2010 and a final payment of $0.5 million made on January 15, 2011. No interest accrued on the deferred cash consideration; however, the Company recorded imputed interest in the amount of $0.2 million based on the Company's weighted average cost of debt as of the date of the acquisition. The deferred cash consideration was subordinated to the line of credit and the New Term Loan and was unsecured.